LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–92.04%
Aerospace & Defense–0.93%
BAE Systems PLC	234,232	$ 2,199,777
General Dynamics Corp.	8,387	2,022,777
HEICO Corp.	6,737	1,034,399
		5,256,953
Airlines–1.62%
†Southwest Airlines Co.	200,268	9,172,274
		9,172,274
Auto Components–1.69%
†Aptiv PLC	11,794	1,411,860
BorgWarner, Inc.	158,582	6,168,840
Bridgestone Corp.	50,200	1,948,551
		9,529,251
Banks–3.93%
Commerce Bancshares, Inc.	9,971	713,824
First Hawaiian, Inc.	189,517	5,285,629
M&T Bank Corp.	8,904	1,509,228
Prosperity Bancshares, Inc.	83,552	5,796,838
Truist Financial Corp.	110,158	6,245,958
Westamerica BanCorp	43,730	2,645,665
		22,197,142
Beverages–0.08%
†Celsius Holdings, Inc.	8,181	451,428
		451,428
Biotechnology–1.13%
†Alnylam Pharmaceuticals, Inc.	8,909	1,454,751
†Biohaven Pharmaceutical Holding Co. Ltd.	7,262	861,055
†Horizon Therapeutics PLC	14,116	1,485,144
†Neurocrine Biosciences, Inc.	9,919	929,906
†Sarepta Therapeutics, Inc.	11,944	933,065
†Vertex Pharmaceuticals, Inc.	2,646	690,527
		6,354,448
Building Products–1.00%
Cie de Saint-Gobain	53,799	3,201,059
Trane Technologies PLC	9,682	1,478,441
Zurn Water Solutions Corp.	26,899	952,225
		5,631,725
Capital Markets–6.19%
Ameriprise Financial, Inc.	8,676	2,605,923
Ares Management Corp. Class A	6,308	512,399
Bank of New York Mellon Corp.	177,557	8,812,154
LPL Financial Holdings, Inc.	12,614	2,304,325
MSCI, Inc.	3,129	1,573,511
Northern Trust Corp.	89,639	10,438,462
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
State Street Corp.	23,633	$ 2,058,907
T Rowe Price Group, Inc.	44,066	6,662,339
		34,968,020
Chemicals–0.96%
Albemarle Corp.	2,454	542,702
†Axalta Coating Systems Ltd.	149,357	3,671,195
Element Solutions, Inc.	54,820	1,200,558
		5,414,455
Commercial Services & Supplies–0.37%
Republic Services, Inc.	15,830	2,097,475
		2,097,475
Communications Equipment–1.97%
†Arista Networks, Inc.	24,689	3,431,277
†F5, Inc.	31,144	6,507,539
Juniper Networks, Inc.	32,634	1,212,680
		11,151,496
Containers & Packaging–2.91%
Amcor PLC	247,854	2,808,186
Avery Dennison Corp.	7,907	1,375,581
Ball Corp.	5,135	462,150
Packaging Corp. of America	32,035	5,000,984
Sonoco Products Co.	108,318	6,776,374
		16,423,275
Electric Utilities–3.34%
Edison International	116,054	8,135,385
Evergy, Inc.	30,373	2,075,691
Eversource Energy	26,883	2,370,812
Pinnacle West Capital Corp.	60,576	4,730,986
Xcel Energy, Inc.	21,154	1,526,684
		18,839,558
Electrical Equipment–4.18%
AMETEK, Inc.	14,101	1,877,971
Emerson Electric Co.	91,324	8,954,318
†Generac Holdings, Inc.	2,441	725,612
Hubbell, Inc.	10,048	1,846,521
nVent Electric PLC	218,455	7,597,865
†Plug Power, Inc.	15,434	441,567
Regal Rexnord Corp.	8,962	1,333,366
Rockwell Automation, Inc.	2,885	807,887
		23,585,107
Electronic Equipment, Instruments & Components–0.95%
Cognex Corp.	22,883	1,765,424
†Keysight Technologies, Inc.	10,506	1,659,633
TE Connectivity Ltd.	14,789	1,937,063
		5,362,120
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–1.10%
Baker Hughes Co.	170,288	$ 6,200,186
		6,200,186
Entertainment–0.33%
†Live Nation Entertainment, Inc.	7,908	930,297
†ROBLOX Corp. Class A	5,710	264,031
†Roku, Inc.	5,152	645,391
		1,839,719
Equity Real Estate Investment Trusts–5.42%
Equinix, Inc.	6,854	5,083,063
Essex Property Trust, Inc.	9,106	3,145,941
Healthcare Trust of America, Inc. Class A	73,656	2,308,379
Healthpeak Properties, Inc.	215,263	7,389,979
MGM Growth Properties LLC Class A	114,918	4,447,327
Regency Centers Corp.	76,709	5,472,420
Rexford Industrial Realty, Inc.	13,268	989,660
Weyerhaeuser Co.	46,236	1,752,344
		30,589,113
Food & Staples Retailing–1.71%
Koninklijke Ahold Delhaize NV	225,815	7,263,451
Sysco Corp.	29,556	2,413,248
		9,676,699
Food Products–3.94%
Conagra Brands, Inc.	254,011	8,527,149
General Mills, Inc.	45,175	3,059,251
Hershey Co.	9,183	1,989,313
J M Smucker Co.	22,642	3,065,953
Kellogg Co.	43,853	2,828,080
Orkla ASA	313,133	2,782,027
		22,251,773
Gas Utilities–1.07%
Atmos Energy Corp.	23,138	2,764,760
Spire, Inc.	45,535	3,267,591
		6,032,351
Health Care Equipment & Supplies–5.23%
†Align Technology, Inc.	1,558	679,288
Becton Dickinson & Co.	16,281	4,330,746
Dentsply Sirona, Inc.	40,485	1,992,672
†Dexcom, Inc.	3,757	1,922,081
†Envista Holdings Corp.	28,772	1,401,484
†IDEXX Laboratories, Inc.	3,767	2,060,775
Koninklijke Philips NV	75,644	2,309,411
Zimmer Biomet Holdings, Inc.	114,170	14,602,343
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Zimvie, Inc.	11,266	$ 257,316
		29,556,116
Health Care Providers & Services–6.59%
†Amedisys, Inc.	4,939	850,940
AmerisourceBergen Corp.	21,308	3,296,561
Cardinal Health, Inc.	90,520	5,132,484
†Henry Schein, Inc.	74,396	6,486,587
Humana, Inc.	3,034	1,320,306
McKesson Corp.	11,634	3,561,516
Quest Diagnostics, Inc.	57,181	7,825,792
†R1 RCM, Inc.	24,460	654,549
Universal Health Services, Inc. Class B	55,605	8,059,945
		37,188,680
Health Care Technology–0.73%
Cerner Corp.	28,220	2,640,263
†Veeva Systems, Inc. Class A	6,969	1,480,634
		4,120,897
Hotels, Restaurants & Leisure–2.42%
†Airbnb, Inc. Class A	9,922	1,704,203
†Chipotle Mexican Grill, Inc.	1,500	2,373,045
Cracker Barrel Old Country Store, Inc.	20,325	2,413,187
†Hilton Worldwide Holdings, Inc.	19,195	2,912,649
Sodexo SA	52,688	4,287,534
		13,690,618
Household Products–1.09%
Kimberly-Clark Corp.	49,934	6,149,871
		6,149,871
Insurance–4.61%
Aflac, Inc.	86,210	5,551,062
Allstate Corp.	62,123	8,604,657
Chubb Ltd.	20,290	4,340,031
Reinsurance Group of America, Inc.	68,777	7,528,330
		26,024,080
Interactive Media & Services–0.34%
†Match Group, Inc.	14,352	1,560,636
†Pinterest, Inc. Class A	15,260	375,549
		1,936,185
Internet & Direct Marketing Retail–0.22%
†Chewy, Inc. Class A	12,524	510,729
†Etsy, Inc.	6,066	753,882
		1,264,611
IT Services–1.72%
Amdocs Ltd.	46,884	3,854,334

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Block, Inc.	11,331	$ 1,536,483
†Cloudflare, Inc. Class A	11,671	1,397,019
†EPAM Systems, Inc.	3,466	1,028,050
†Euronet Worldwide, Inc.	10,459	1,361,239
†Okta, Inc.	3,667	553,570
		9,730,695
Leisure Products–0.60%
Polaris, Inc.	31,977	3,367,818
		3,367,818
Life Sciences Tools & Services–0.91%
Agilent Technologies, Inc.	9,534	1,261,634
Bio-Techne Corp.	2,767	1,198,222
†Mettler-Toledo International, Inc.	1,434	1,969,155
†Repligen Corp.	3,649	686,340
		5,115,351
Machinery–2.60%
Cummins, Inc.	10,022	2,055,612
Graco, Inc.	13,248	923,651
IMI PLC	58,517	1,041,838
Oshkosh Corp.	50,192	5,051,825
PACCAR, Inc.	35,619	3,136,965
Parker-Hannifin Corp.	3,842	1,090,206
Stanley Black & Decker, Inc.	9,942	1,389,792
		14,689,889
Media–1.15%
Fox Corp. Class B	178,859	6,489,005
		6,489,005
Multiline Retail–1.55%
†Dollar Tree, Inc.	54,535	8,733,780
		8,733,780
Multi-Utilities–0.99%
NorthWestern Corp.	92,037	5,567,318
		5,567,318
Oil, Gas & Consumable Fuels–3.39%
Devon Energy Corp.	125,883	7,443,462
Enterprise Products Partners LP	179,834	4,641,516
Pioneer Natural Resources Co.	28,183	7,046,595
		19,131,573
Paper & Forest Products–0.87%
Mondi PLC	253,152	4,920,725
		4,920,725
Professional Services–0.68%
†CoStar Group, Inc.	12,870	857,271
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Jacobs Engineering Group, Inc.	12,080	$ 1,664,745
Verisk Analytics, Inc.	6,137	1,317,184
		3,839,200
Road & Rail–0.79%
Heartland Express, Inc.	168,942	2,377,014
†Lyft, Inc. Class A	21,675	832,320
Norfolk Southern Corp.	4,480	1,277,786
		4,487,120
Semiconductors & Semiconductor Equipment–0.90%
†Enphase Energy, Inc.	8,834	1,782,525
Marvell Technology, Inc.	13,271	951,663
Monolithic Power Systems, Inc.	2,341	1,136,977
Skyworks Solutions, Inc.	9,155	1,220,178
		5,091,343
Software–4.32%
†Atlassian Corp. PLC Class A	2,540	746,328
†Cadence Design Systems, Inc.	16,423	2,700,927
CDK Global, Inc.	80,243	3,906,229
†Datadog, Inc. Class A	12,048	1,824,910
†DocuSign, Inc.	5,102	546,526
†HubSpot, Inc.	1,304	619,322
†Manhattan Associates, Inc.	15,680	2,174,973
Open Text Corp.	108,660	4,607,184
†Palo Alto Networks, Inc.	8,906	5,544,074
†Trade Desk, Inc. Class A	25,236	1,747,593
		24,418,066
Specialty Retail–1.89%
Advance Auto Parts, Inc.	42,106	8,714,258
†Burlington Stores, Inc.	4,800	874,416
†Carvana Co.	4,431	528,574
†Five Below, Inc.	3,518	557,145
		10,674,393
Technology Hardware, Storage & Peripherals–1.11%
HP, Inc.	171,940	6,241,422
		6,241,422
Textiles, Apparel & Luxury Goods–0.34%
†Lululemon Athletica, Inc.	5,300	1,935,719
		1,935,719
Thrifts & Mortgage Finance–0.30%
Capitol Federal Financial, Inc.	156,498	1,702,698
		1,702,698
Trading Companies & Distributors–1.88%
†Beacon Roofing Supply, Inc.	53,431	3,167,390

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. Class A	87,225	$ 7,432,442
		10,599,832
Total Common Stock (Cost $432,814,252)		519,691,573

EXCHANGE-TRADED FUND–1.56%
iShares Russell Mid-Cap Value ETF	73,492	8,792,583
Total Exchange-Traded Fund (Cost $8,563,808)		8,792,583
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–6.11%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	34,476,065	$ 34,476,065
Total Money Market Fund (Cost $34,476,065)		34,476,065

TOTAL INVESTMENTS–99.71% (Cost $475,854,125)	562,960,221
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,657,195
NET ASSETS APPLICABLE TO 35,927,616 SHARES OUTSTANDING–100.00%	$564,617,416

† Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(6,047,250)	USD	8,008,072	6/30/22	$66,280	$—
BOA	GBP	611,524	USD	(804,882)	6/30/22	—	(1,774)
BOA	JPY	(197,604,770)	USD	1,641,589	6/30/22	14,129	—
JPMC	EUR	(13,255,228)	USD	14,653,588	6/30/22	—	(64,391)
UBS	NOK	(20,899,123)	USD	2,377,580	6/30/22	4,833	—
Total Foreign Currency Exchange Contracts						$85,242	$(66,165)
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
12	British Pound	$984,825	$983,987	6/13/22	$838	$—
12	Euro	1,664,850	1,660,267	6/13/22	4,583	—
11	Japanese Yen	1,132,656	1,177,405	6/13/22	—	(44,749)
					5,421	(44,749)
Equity Contracts:
26	E-mini S&P 500 Index	5,889,975	5,549,822	6/17/22	340,153	—
59	E-mini S&P MidCap 400 Index	15,866,280	15,331,371	6/17/22	534,909	—
37	Euro STOXX 50 Index	1,564,801	1,469,649	6/17/22	95,152	—
10	FTSE 100 Index	983,398	934,097	6/17/22	49,301	—
5	Nikkei 225 Index (OSE)	1,143,010	1,033,953	6/9/22	109,057	—
					1,128,572	—
Total Futures Contracts					$1,133,993	$(44,749)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
BOA–Bank of America
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
IT–Information Technology
JPMC–JPMorgan Chase
JPY–Japanese Yen
NOK–Norwegian Krone
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$3,057,176	$2,199,777	$—	$5,256,953
Airlines	9,172,274	—	—	9,172,274
Auto Components	7,580,700	1,948,551	—	9,529,251
Banks	22,197,142	—	—	22,197,142
Beverages	451,428	—	—	451,428
Biotechnology	6,354,448	—	—	6,354,448
Building Products	2,430,666	3,201,059	—	5,631,725
Capital Markets	34,968,020	—	—	34,968,020
Chemicals	5,414,455	—	—	5,414,455
Commercial Services & Supplies	2,097,475	—	—	2,097,475
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Communications Equipment	$11,151,496	$—	$—	$11,151,496
Containers & Packaging	16,423,275	—	—	16,423,275
Electric Utilities	18,839,558	—	—	18,839,558
Electrical Equipment	23,585,107	—	—	23,585,107
Electronic Equipment, Instruments & Components	5,362,120	—	—	5,362,120
Energy Equipment & Services	6,200,186	—	—	6,200,186
Entertainment	1,839,719	—	—	1,839,719
Equity Real Estate Investment Trusts	30,589,113	—	—	30,589,113
Food & Staples Retailing	2,413,248	7,263,451	—	9,676,699
Food Products	19,469,746	2,782,027	—	22,251,773
Gas Utilities	6,032,351	—	—	6,032,351
Health Care Equipment & Supplies	29,556,116	—	—	29,556,116
Health Care Providers & Services	37,188,680	—	—	37,188,680
Health Care Technology	4,120,897	—	—	4,120,897
Hotels, Restaurants & Leisure	9,403,084	4,287,534	—	13,690,618
Household Products	6,149,871	—	—	6,149,871
Insurance	26,024,080	—	—	26,024,080
Interactive Media & Services	1,936,185	—	—	1,936,185
Internet & Direct Marketing Retail	1,264,611	—	—	1,264,611
IT Services	9,730,695	—	—	9,730,695
Leisure Products	3,367,818	—	—	3,367,818
Life Sciences Tools & Services	5,115,351	—	—	5,115,351
Machinery	13,648,051	1,041,838	—	14,689,889
Media	6,489,005	—	—	6,489,005
Multiline Retail	8,733,780	—	—	8,733,780
Multi-Utilities	5,567,318	—	—	5,567,318
Oil, Gas & Consumable Fuels	19,131,573	—	—	19,131,573
Paper & Forest Products	—	4,920,725	—	4,920,725
Professional Services	3,839,200	—	—	3,839,200
Road & Rail	4,487,120	—	—	4,487,120
Semiconductors & Semiconductor Equipment	5,091,343	—	—	5,091,343
Software	24,418,066	—	—	24,418,066
Specialty Retail	10,674,393	—	—	10,674,393
Technology Hardware, Storage & Peripherals	6,241,422	—	—	6,241,422
Textiles, Apparel & Luxury Goods	1,935,719	—	—	1,935,719
Thrifts & Mortgage Finance	1,702,698	—	—	1,702,698
Trading Companies & Distributors	10,599,832	—	—	10,599,832
Exchange-Traded Fund	8,792,583	—	—	8,792,583
Money Market Fund	34,476,065	—	—	34,476,065
Total Investments	$535,315,259	$27,644,962	$—	$562,960,221
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$85,242	$—	$85,242
Futures Contracts	$1,133,993	$—	$—	$1,133,993
Liabilities:
Foreign Currency Exchange Contracts	$—	$(66,165)	$—	$(66,165)
Futures Contract	$(44,749)	$—	$—	$(44,749)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the portfolio was categorized as Level 2.
LVIP American Century Select Mid Cap Managed Volatility Fund–7